Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Insurance revenue	$ 4	$ 3	$ 3
Administrative expenses	364	300	$ 267
Insurance contracts that are liabilities	50	39
Americas [Member]
Statement [Line Items]
Litigation liabilities	4
Administrative expenses	1
Owned and leased properties [Member]
Statement [Line Items]
Maximum liabilities last five policy years	36
Managed Hotels [Member]
Statement [Line Items]
Maximum liabilities last five policy years	42
Insurance contracts that are liabilities	32	$ 25
International General Liability Principally For Managed Hotels [Member]
Statement [Line Items]
Insurance contracts that are liabilities	$ 19